DEAN LARGE CAP FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (UNAUDITED)
    SHARES            COMMON STOCKS - 93.35%                                                            VALUE

                      Aerospace & Defense - 1.96%

             63       Raytheon Co. - Class A                                                               $ 1,725
          7,000       Raytheon Co. - Class B                                                               199,063
                                                                                                  -----------------
                                                                                                            200,788
                                                                                                  -----------------

                      AUTO MANUFACTURER - 1.24%

          5,000       Ford Motor Co.                                                                       127,500
                                                                                                  -----------------

                      AUTOMOTIVE & TRANSPORTATION PARTS - 0.10

             654      Visteon Corp. *                                                                        9,892
                                                                                                  -----------------
                      BANKS - 21.42%

          6,700       Bank of America Corp.                                                                350,912
          8,000       BB & T Corp.                                                                         241,000
          4,500       Chase Manhattan Corp.                                                                207,844
          2,000       Comerica, Inc.                                                                       116,875
          8,000       Fleet Boston Corp.                                                                   312,000
          7,500       Summit Bancorp                                                                       258,750
          7,000       Suntrust Banks, Inc.                                                                 349,125
          9,000       Washington Mutual, Inc.                                                              358,312
                                                                                                  -----------------
                                                                                                         2,194,818
                                                                                                  -----------------

                      COMPUTER HARDWARE - 4.72%

          8,000       Compaq Computer Corp.                                                                220,160
          7,000       NCR Corp. *                                                                          263,812
                                                                                                  ----------------
                                                                                                           483,972
                                                                                                  -----------------


                      COMPUTER SOFTWARE & SERVICES - 0.74%

          3,000       Computer Associates International, Inc.                                               75,937
                                                                                                  -----------------

                      COMPONENTS - 0.52%

          1,500       Honeywell International, Inc.                                                         53,438
                                                                                                  -----------------
                      DRUGS & HEALTHCARE - 2.09%

          7,000       McKesson HBOC, Inc.                                                                  213,938
                                                                                                  -----------------

                      FINANCIAL SERVICES - 5.89%

             860      Aegon NV Ord ADR Machines Corp.*                                                      31,928
          8,000       Fannie Mae                                                                           572,000
                                                                                                  -----------------
                                                                                                           603,928
                                                                                                  -----------------

                      FOOD WHOLESALE - 4.41%

        30,000        SUPERVALU, Inc.                                                                      451,875
                                                                                                  -----------------

                      HEALTHCARE - DIVERSE & SERVICES - 2.90%

          8,000       HCA - Healthcare Co.                                                                 297,000
                                                                                                  -----------------


DEAN LARGE CAP FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (UNAUDITED) - CONTINUED

                      INDUSTRIAL PRODUCTS - 2.75%

          7,000       Vulcan Materials Co.                                                               $ 281,313
                                                                                                  -----------------

                      INSURANCE - 4.52%

          6,000       Ambac, Inc.                                                                          439,500
            500      Lincoln National Corp.                                                                 24,062
                                                                                                  -----------------
                                                                                                           463,562
                                                                                                  -----------------

                      MANUFACTUING DIVERSIFIED - 0.10%

            698       Delphi Automotive System Corp.                                                        10,557
                                                                                                  -----------------


                      MATERIALS & CONSTRUCTION - 2.91%

         16,000       Masco Corp.                                                                          298,000
                                                                                                  -----------------

                      MEDIA - 2.98%

          8,000       Fox Entertainment Co. *                                                              212,000
          2,000       News Corporation Ltd                                                                  93,750
                                                                                                  -----------------
                                                                                                           305,750
                                                                                                  -----------------

                      METALS & MINING - ALUMINUM - 2.96%

         12,000       ALCOA, Inc.                                                                          303,750
                                                                                                  -----------------

                      OIL & NATURAL GAS - 7.94%

          5,000       Conoco, Inc. - Class B                                                               134,688
          3,500       Exxon Mobil Corp.                                                                    311,937
          7,000       Texaco, Inc.                                                                         367,500
                                                                                                  -----------------
                                                                                                           814,125
                                                                                                  -----------------

                      REAL ESTATE INVESTMENT TRUST - 2.20

        20,000        Host Marriott Corp.                                                                  225,000
                                                                                                  -----------------

                      RESTAURANTS - 2.39%

        18,000        Tricon Global Restaurant, Inc.                                                       245,000
                                                                                                  -----------------

                      RETAIL - 4.28%

        19,500        TJX Companies, Inc.                                                                  438,750
                                                                                                  -----------------

                      SHIPPING - 4.44%

        10,000        Tidewater, Inc.                                                                      455,000
                                                                                                  -----------------

                      TELECOMMUNICATIONS - 9.89%

        18,000        Sprint Corp.                                                                         527,625
        16,000        Worldcom, Inc. *                                                                     486,000
                                                                                                  -----------------
                                                                                                         1,013,625
                                                                                                  -----------------

                      TOTAL COMMON STOCKS (COST $8,884,930)                                              9,567,518
                                                                                                  -----------------


DEAN LARGE CAP FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (UNAUDITED) - CONTINUED

  PRINCIPAL
    VALUE                                                                                               VALUE
                      MONEY MARKET SECURITIES - 6.42%
      657,948         Firstar Treasury Fund, 5.47% (a) (Cost $657,948)                                   $ 657,948
                                                                                                  -----------------

                      TOTAL INVESTMENTS - 99.77%  (COST $9,542,878)                                     10,225,466
                                                                                                  -----------------
                       OTHER ASSETS IN EXCESS OF LIABILITIES - 0.23%                                        23,729
                                                                                                  -----------------

                      TOTAL NET ASSETS - 100.0%                                                       $ 10,249,195
                                                                                                  =================


* Non-income producing
(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2000.

DEAN SMALL CAP FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (UNAUDITED)

     SHARES            COMMON STOCKS - 100.51%                                                            VALUE

                       AIRLINES - 0.92%

           10,000      America West Holding Corp. - Class B *                                                121,875
                                                                                                    -----------------

                       BANKS - 1.34%

           10,000      Coastal Bancorp                                                                       178,750
                                                                                                    -----------------
                       COMPUTER & SOFTWARE RETAILING - 1.52%

            6,000      MCSi, Inc. *                                                                          201,750
                                                                                                    -----------------
                       COMPUTER & SOFTWARE SERVICES - 0.02%

              234      Zengine, Inc. *                                                                         3,305
                                                                                                    -----------------
                       CONSULTING SERVICES - 1.42%

           22,000      Exponent, Inc. *                                                                      188,375
                                                                                                    -----------------
                       CONSUMER PRODUCTS - DURABLES - 1.85%

           41,000      York Group, Inc.                                                                      246,000
                                                                                                    -----------------
                       CONSUMER PRODUCTS - NON-DURABLES - 0.60%

           10,000      Ellis (Perry) International, Inc. *                                                    80,000
                                                                                                    -----------------
                       DISTRIBUTORS - 1.06%

            8,000      Advanced Marketing Services, Inc. *                                                   141,000
                                                                                                    -----------------
                       DIVERSIFIED SERVICES - 0.31%

            5,000      Cadmus Communication Corp. *                                                           40,625
                                                                                                    -----------------
                       DRUGS & HEALTHCARE - 0.88%

           10,000      Begen Brunswig Corp. - Class A                                                        116,875
                                                                                                    -----------------
                       ELECTRONICS - 1.24%

            8,000      Nam Tai Electrics, Inc.                                                               165,000
                                                                                                    -----------------
                       FINANCIAL SERVICES - 0.80%

            4,000      Leucadia National Corp. *                                                             107,000
                                                                                                    -----------------
                       FOOD & BEVERAGES - 0.92%

           21,000      M & F Worldwide Corp. *                                                               122,063
                                                                                                    -----------------
                       FUNERAL/BURIAL SERVICES & EQUIPMENT - 0.44%

           30,000      Stewart Enterprises, Inc. - Class A                                                    58,125
                                                                                                    -----------------
                       FURNITURE/FIXTURES - 1.15%

           12,500      Flexsteel Industries, Inc.                                                            153,125
                                                                                                    -----------------
                       GROCERY RETAIL - 0.97%

           10,000      Marsh Supermarkets, Inc. - Class B                                                    129,375
                                                                                                    -----------------
DEAN SMALL CAP FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (UNAUDITED) - CONTINUED

                       HEALTH PRODUCTS & SERVICES - 2.35%

           15,000      Healthsouth Corp. *                                                                   120,937
            8,000      Sybron International Corp. *                                                          192,000
                                                                                                    -----------------
                                                                                                             312,937
                                                                                                    -----------------
                       HEAVY CONSTRUCTION - 1.37%

            6,000      Pitt-Des Moines, Inc.                                                                 182,250
                                                                                                    -----------------
                       INDUSTRIAL PRODUCTS - 1.18%

            9,000      ESCO Technologies, Inc. *                                                             156,375
                                                                                                    -----------------
                       INSURANCE - 8.22%

           20,000      Gainsco, Inc.                                                                          83,750
           24,000      London Pacific Group Ltd ADR                                                          477,000
            7,000      Landamerica Financial Group, Inc.                                                     199,938
           12,000      Stewart Information Services Corp.                                                    184,500
            5,000      Triad Guaranty, Inc. *                                                                148,750
                                                                                                    -----------------
                                                                                                           1,093,938
                                                                                                    -----------------


                       LONG-TERM CARE - 2.01%

           45,000      Beverly Enterprises, Inc. *                                                           267,188
                                                                                                    -----------------
                       MATERIALS & CONSTRUCTION - 2.47%

            4,000      USG Corp.                                                                             100,250
           20,000      Washington Group International, Inc. *                                                228,750
                                                                                                    -----------------

                                                                                                             329,000
                                                                                                    -----------------
                       MINING & METALS - 2.09%

            3,500      Cleveland Cliffs, Inc.                                                                 80,063
            7,000      Maverick Tube Corp. *                                                                 197,750
                                                                                                    -----------------
                                                                                                             277,813
                                                                                                    -----------------
                       OIL & NATURAL GAS - 12.20%

           25,000      Castle Energy Corp. *                                                                 185,937
           17,000      Kaneb Services, Inc. *                                                                 78,625
           30,000      Key Energy Services, Inc. *                                                           294,375
           45,000      Parker Drilling Co. *                                                                 315,000
           15,000      Pioneer Natural Resources Co. *                                                       212,812
           10,000      Pride International, Inc. *                                                           265,000
           10,000      Seitel, Inc. *                                                                        143,750
            8,000      Trico Marine Services, Inc. *                                                         127,000
                                                                                                    -----------------
                                                                                                            1,622,499
                                                                                                    -----------------
                       PHARMACEUTICAL - 1.46%

            7,000      Questar Pharmaceutical Corp.                                                          194,687
                                                                                                    -----------------

DEAN SMALL CAP FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (UNAUDITED) - CONTINUED

                       REAL ESTATE INVESTMENT TRUST - 12.39%

           11,000      Brandywine Realty Trust                                                               222,750
            8,000      Glenborough Realty Trust, Inc.                                                        144,000
            4,000      Health Care REIT, Inc.                                                                 71,000
            3,407      Healthcare Realty Trust, Inc.                                                          71,973
           18,000      Jameson Inns, Inc.                                                                    137,250
            5,000      Mid-America Apartment Communities, Inc.                                               119,688
           10,000      Ramco-Gershenson Properties Trust                                                     148,125
           22,000      RFS Hotel Investors, Inc.                                                             277,750
           21,000      Thornburg Mortgage Asset Corp.                                                        196,875
           30,000      Winston Hotels, Inc.                                                                  258,750
                                                                                                    -----------------
                                                                                                           1,648,161
                                                                                                    -----------------
                       RESIDENTIAL CONSTRUCTION - 13.03%

           13,000      Beazer Homes U.S.A., Inc. *                                                           354,250
           16,000      Clayton Homes, Inc.                                                                   160,000
            5,000      Engle Homes, Inc.                                                                      77,812
           10,000      MDC Holdings, Inc.                                                                    260,000
           14,000      M/I Schottenstein Homes, Inc.                                                         285,250
            6,000      Ryland Group, Inc.                                                                    186,000
           12,000      Standard Pacific Corp.                                                                216,000
            7,000      Webb Del Corp. *                                                                      194,250
                                                                                                    -----------------
                                                                                                            1,733,562
                                                                                                    -----------------
                       RETAIL - 10.18%

            8,000      Abercrombie & Fitch Co. *                                                             152,500
            6,000      Blair Corp.                                                                           141,000
           19,000      Building Materal Holding Corp.                                                        168,625
           10,000      Duckwall-Alco Stores, Inc.                                                             90,000
           25,000      Keystone Automotive Industries, Inc.                                                  120,312
           50,000      Movie Gallery, Inc.                                                                   193,750
           10,000      REX Stores, Corp.                                                                     196,250
           10,000      Saks, Inc.                                                                             98,750
           15,000      TBC Corp. *                                                                            73,125
           12,000      Wolohand Lumber Co.                                                                   120,750
                                                                                                    -----------------
                                                                                                           1,355,062
                                                                                                    -----------------
                       RAILROAD - 2.37%

           13,000      Genesee & Wyoming, Inc. - Class A *                                                   315,250
                                                                                                    -----------------
                       SHIPPING - 1.90%

            7,000      Knightsbridge Tanker Ltd                                                              153,125
            5,000      Stolt Nielsen SA                                                                      100,000
                                                                                                    -----------------
                                                                                                             253,125
                                                                                                    -----------------
                       SPORTING GOODS - 1.01%

           15,000      K2, Inc. *                                                                            134,063
                                                                                                    -----------------

DEAN SMALL CAP FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000 (UNAUDITED) - CONTINUED

                       TELECOMMUNICATIONS - 0.83%

           10,000      Atlantic Tele-Network, Inc.                                                           110,000
                                                                                                    -----------------
                       TRANSPORT EQUIPMENT - 0.62%

            8,900      Wabash National Corp.                                                                  81,769
                                                                                                    -----------------
                       TRANSPORTAION - 2.02%

           15,000      Offshore Logistics, Inc. *                                                            268,125
                                                                                                    -----------------
                       TRUCKING - 3.45%

           12,000      Arkansas Best Corp. *                                                                 184,500
           25,000      Motor Cargo Industries, Inc. *                                                        153,125
           12,000      Old Dominion Freight Lines, Inc. *                                                    121,500
                                                                                                    -----------------
                                                                                                             459,125
                                                                                                    -----------------
                       UNIT INVESTMENT TRUSTS - 0.73%

           10,000      First Financial Fund *                                                                 96,875
                                                                                                    -----------------
                       UTILITIES - 3.19%

            6,000      Allete Co.                                                                            132,750
            5,000      Alliant Corp. *                                                                       146,875
            8,000      Sierra Pacific Resources *                                                            144,000
                                                                                                    -----------------
                                                                                                             423,625
                                                                                                    -----------------

                       TOTAL COMMON STOCKS (COST $11,963,346)                                             13,368,672
                                                                                                    -----------------

TOTAL INVESTMENTS - 100.51%  (COST $11,963,346)                                                           13,368,672
                                                                                                    -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS- (0.51)%                                                               (67,301)
                                                                                                    -----------------
 TOTAL NET ASSETS - 100.0%                                                                              $ 13,301,371
                                                                                                    =================

* Non-income producing

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000  (UNAUDITED)

    SHARES           COMMON STOCKS - 63.16%                                                               VALUE

                     Aerospace & Defense - 2.44%

         9,000       Raytheon Co. - Class B                                                                $ 255,937
                                                                                                    -----------------
                     Auto Manufacturer - 0.62%

         1,000       General Motors Corp.                                                                     65,000
                                                                                                    -----------------
                     AUTOMOTIVE & TRANSPORTATION PARTS - 1.08%

         7,500       Visteon Corp. *                                                                         113,438
                                                                                                    -----------------
                     BANKS - 10.06%

         8,450       Chase Manhattan Corp.                                                                   390,284
         6,000       Fleet Boston Corp.                                                                      234,000
         8,000       North Fork Bancorp                                                                      173,000
         7,500       Summit Bancorp                                                                          258,750
                                                                                                    -----------------
                                                                                                           1,056,034
                                                                                                    -----------------
                     Chemicals - 0.59%

         1,500       Dupont Co.                                                                               62,156
                                                                                                    -----------------
                     COMPUTER HARDWARE - 1.44%

         4,000       NCR Corp. *                                                                             150,750
                                                                                                    -----------------
                     Components - 0.68%

         2,000       Honeywell International, Inc.                                                            71,250
                                                                                                    -----------------
                     Diversified Conglomerates - 2.27%

         1,000       Minnesota Mining and Manufacturing Co.                                                   91,125
         5,000       Philip Morris Companies, Inc.                                                           147,188
                                                                                                    -----------------
                                                                                                             238,313
                                                                                                    -----------------
                     Drugs & Helathcare - 2.04%

         7,000       McKesson HBOC, Inc.                                                                     213,937
                                                                                                    -----------------
                     Financial Services - 2.04%

         3,000       Fannie Mae                                                                              214,500
                                                                                                    -----------------
                     Food Wholesale - 1.96%

       10,000        Fleming Companies, Inc. *                                                               130,625
        5,000        SUPERVALU, Inc.                                                                          75,313
                                                                                                    -----------------
                                                                                                             205,938
                                                                                                    -----------------
                     Grocery Retail - 1.40%

         7,000       Albertson's, Inc.                                                                       147,000
                                                                                                    -----------------
                     Healthcare Services - 3.62%

        5,000        HCA- The Healthcare Co.                                                                 185,625
       15,000        Quorum Health Group, Inc. *                                                             195,000
                                                                                                    -----------------
                                                                                                             380,625
                                                                                                    -----------------

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - September 30, 2000  (Unaudited) - continued

                     Insurance - 4.65%

         1,500       AFLAC, Inc.                                                                            $ 96,938
         2,000       Ambac, Inc.                                                                             146,500
         4,000       MGIC Investment Corp. *                                                                 244,500
                                                                                                    -----------------
                                                                                                             487,938
                                                                                                    -----------------
                     LEISURE - LODGING - 2.25%

        20,000       Hilton Hotels Corp.                                                                     236,250
                                                                                                    -----------------
                     MEDIA - 1.51%

         6,000       Fox Entertainment Co. *                                                                 159,000
                                                                                                    -----------------
                     MATERIALS & CONSTRUCTION - 1.06%

         6,000       Masco Corp.                                                                             111,750
                                                                                                    -----------------
                     METALS & MINING - ALUMINUM - 1.21%

         5,000       ALCOA, Inc.                                                                             126,562
                                                                                                    -----------------
                     OIL & NATURAL GAS - 6.39%

         5,000       Conoco, Inc. - Class B                                                                  134,688
         6,000       Diamond Offshore Drilling, Inc.                                                         246,000
         1,200       Exxon Mobil Corp.                                                                       106,950
         3,500       Texaco, Inc.                                                                            183,750
                                                                                                    -----------------
                                                                                                             671,388
                                                                                                    -----------------
                     REAL ESTATE INVESTMENT TRUST - 2.14%

        20,000       Host Marriott Corp.                                                                     225,000
                                                                                                    -----------------
                     RESTAURANTS - 3.65%

        12,500       Tricon Global Restaurant, Inc. *                                                        382,812
                                                                                                    -----------------
                     SHIPPING - 1.73%

         4,000       Tidewater, Inc.                                                                         182,000
                                                                                                    -----------------
                     SOFTWARE PRODUTS - 0.32%

         1,500       Network Associates, Inc. *                                                               33,938
                                                                                                    -----------------
                     TELECOMMUNICATIONS - 4.96%

         6,000       AT & T Corp.                                                                            174,750
         7,000       Citizens Communications Co. *                                                            93,625
         2,500       Sprint Corp.                                                                             73,281
         3,700       Verizon Communications                                                                  179,219
                                                                                                    -----------------
                                                                                                             520,875
                                                                                                    -----------------
                     UTILITIES - 1.39%

         4,500       Southern Co.                                                                            146,250
                                                                                                    -----------------

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000  (UNAUDITED) - CONTINUED

                     WASTE MANAGEMENT - 1.66%

         1,000       Waste Management, Inc.                                                                $ 174,375
                                                                                                    -----------------

                     TOTAL COMMON STOCKS (COST $6,471,892)                                                 6,633,016
                                                                                                    -----------------
                      FIXED INCOME OBLIGATIONS - 31.23%

  PRINCIPAL
    VALUE                                                                                                 VALUE
       150,000       Commercial Credit Co., 6.625%, 06/01/15                                                 149,177
       150,000       Cox Radio, Inc., 6.375%, 05/15/05                                                       143,969
       450,000       Fannie Mae, 5.25%, 01/15/03                                                             438,420
       300,000       Federal Home Loan Bank, 5.62%, 02/25/04                                                 290,768
       300,000       Federal Home Loan Bank, 6.10%, 04/29/04                                                 293,681
       300,000       First Union, 6.18%, 02/15/36                                                            283,610
       300,000       Household Finance, 6.00%, 05/01/04                                                      289,012
       300,000       Morgan Stanley Dean Witter & Co., 5.625%, 01/20/04                                      288,667
       300,000       New Plan Excel, 7.40%, 09/15/09                                                         278,804
       300,000       PHH Corp., 7.02%, 11/09/01                                                              299,949
       250,000       Tennessee Valley Authority, 6.375%, 06/15/05                                            251,316
       300,000       Washington Water Power, 5.99%, 12/10/07                                                 272,440
                                                                                                    -----------------
                      TOTAL FIXED INCOME OBLIGATIONS (COST $3,362,466)                                     3,279,813
                                                                                                    -----------------

                     MONEY MARKET SECURITIES - 5.44%

       570,812       Firstar Treasury Fund, 5.43% (a) (Cost $570,812)                                        570,812
                                                                                                    -----------------

                     TOTAL INVESTMENTS - 99.83%  (COST $10,405,170)                                       10,483,641
                                                                                                    -----------------
                     OTHER ASSETS LESS LIABILITIES - 0.17%                                                    17,423
                                                                                                    -----------------
                     TOTAL NET ASSETS - 100.0%                                                          $ 10,501,064
                                                                                                    =================

* Non-income producing

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2000.

DEAN INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000  (UNAUDITED)

       SHARES               COMMON STOCKS - 101.87%                                                           VALUE

                            AREGENTINA - 1.32%

             56,000         Telecom Argentina - Class B                                                        $ 243,746
                                                                                                        -----------------
                            AUSTRIA - 0.71%

              3,600         Flughafen Wein AG                                                                    130,251
                                                                                                        -----------------
                            BRAZIL - 6.20%

        105,000,000         Tele Celular Prf                                                                     318,699
        309,462,854         Tele Leste Celular Prf                                                               251,596
                  4         Tele Norte Leste Prf                                                                       -
        104,500,000         Telenordeste Celular Prf                                                             249,214
         24,380,087         Telesp Celualr Pfr                                                                   321,104
                                                                                                        -----------------
                                                                                                               1,140,613
                                                                                                        -----------------
                            CANADA - 4.20%

             18,700         Abitibi-Consolidated, Inc.                                                           174,621
              5,900         Alcan Aluminum, Ltd.                                                                 171,361
              5,900         BCE, Inc.                                                                            137,442
              9,400         Teleglobe, Inc.                                                                      197,734
              6,500         Telesystem International Wireless                                                     91,802
                                                                                                        -----------------
                                                                                                                 772,960
                                                                                                        -----------------
                            CZECK REPUBLIC - 2.35%

             35,000         Ceska Sporitelna                                                                     180,652
             19,100         Cesky Telecom                                                                        251,674
                                                                                                        -----------------
                                                                                                                 432,326
                                                                                                        -----------------
                            GERMANY - 6.89%

              2,900         AMB Aach & Mun Bet                                                                   253,353
              7,700         Bayer AG                                                                             285,047
              3,600         Gehe AG                                                                              127,233
              1,500         Jenoptik AG                                                                           48,738
             26,400         Real Time Systemized Entertainment                                                   297,035
              1,290         SAP AG                                                                               256,702
                                                                                                        -----------------
                                                                                                               1,268,108
                                                                                                        -----------------
                            FINLAND - 0.80%

              3,620         Nokia (AB)                                                                           146,691
                                                                                                        -----------------
                            FRANCE - 12.39%

              1,241         AXA                                                                                  162,079
              5,600         Carrefour                                                                            413,625
              7,200         Sanofi-Synthelabo                                                                    386,940
              2,400         Soc Generale                                                                         134,169



DEAN INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000  (UNAUDITED) - CONTINUED

                            FRANCE - 12.39% - (CONTINUED)

              3,410         STMicroelectronics                                                                   167,160
              2,630         Total Fina                                                                           384,799
              5,480         Transiciel                                                                           297,406
              9,000         Vivendi Environmental                                                                333,569
                                                                                                        -----------------
                                                                                                               2,279,747
                                                                                                        -----------------
                            GREAT BRITIAN - 15.38%

              2,050         Astrazeneca                                                                          107,410
             43,200         Bank of Scotland                                                                     380,012
             37,400         BP Amoco                                                                             332,862
             31,000         British American Tobacco                                                             200,281
             12,000         British Sky Broadcast                                                                184,684
             15,000         British Telecom                                                                      157,673
                  1         Dixons Group                                                                               3
              7,500         Glaxo Wellcome                                                                       227,085
             17,400         Ganada Compass                                                                       162,836
             28,300         Great Universal Stores                                                               179,908
             13,100         HSBC Holdings                                                                        186,313
             13,100         Lloyds TSB Group                                                                     122,207
              9,620         Sema Group                                                                           161,295
            114,200         Vodafone Airtouch                                                                    426,308
                                                                                                        -----------------
                                                                                                               2,828,877
                                                                                                        -----------------
                            HONG KONG - 1.18%

             18,000         Cheug Kong Holdings                                                                  217,586
                                                                                                        -----------------
                            IRELAND - 1.45%

              1,250         Baltic Republic Fund Prf                                                             198,837
              8,600         Bank of Ireland                                                                       68,758
                                                                                                        -----------------
                                                                                                                 267,595
                                                                                                        -----------------
                            ITALY - 3.15%

            131,000         Parmalat Finanziaria                                                                 191,321
             36,500         Telecom Italia                                                                       387,804
                                                                                                        -----------------
                                                                                                                 579,125
                                                                                                        -----------------
                            JAPAN - 13.38%

              1,300         Acom Co.                                                                             108,273
                 34         DDI Corp.                                                                            223,394
             13,000         Fujitsu                                                                              301,962
             15,000         Kirin Brewery                                                                        154,081
              1,200         Kyocera Corp.                                                                        183,232
             16,000         Marsushita Electrical Industries                                                     419,026
              6,000         NEC Corp.                                                                            136,313
                 19         Nippon Telegraph and Telephone                                                       186,378



DEAN INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000  (UNAUDITED) - CONTINUED

                            JAPAN - 13.38% - (CONTINUED)

                  4         NTT Docomo                                                                             1,062
             27,000         Sakura Bank                                                                          201,388
              3,100         Sony Corp.                                                                           314,418
             23,000         Sumitomo Marine and Fire                                                             136,433
              2,000         Yamanouchi Pharmaceuticals                                                            96,243
                                                                                                        -----------------
                                                                                                               2,462,203
                                                                                                        -----------------
                            MEXICO - 1.32%

            191,014         Grupo Iusacell                                                                       242,712
                                                                                                        -----------------
                            NETHERLANDS - 10.18%

             14,900         Ahold                                                                                422,465
              4,300         Akzo Nobel NV                                                                        185,365
              5,100         Fortis NL                                                                            156,168
              2,780         Ing Groep NV                                                                         185,170
              4,800         Pinkroccade NV                                                                       289,728
              3,000         Royal Dutch Petroleum Co. NV                                                         181,318
              5,600         Seagull Holdings NV                                                                   93,893
              5,400         SNT Group                                                                            176,315
              3,614         VNU NV                                                                               181,763
                                                                                                        -----------------
                                                                                                               1,872,185
                                                                                                        -----------------
                            POLAND - 1.45%

             49,800         Telekomunikacja PO                                                                   266,974
                                                                                                        -----------------
                            PORTUGAL - 2.43%

             25,800         Portugal Telecom                                                                     265,240
             14,500         Telecel Comuni                                                                       181,826
                                                                                                        -----------------
                                                                                                                 447,066
                                                                                                        -----------------
                            SOUTH KOREA - 3.06%

              4,300         Korea Telecom                                                                        257,580
              1,250         SK Telecom                                                                           304,892
                                                                                                        -----------------
                                                                                                                 562,472
                                                                                                        -----------------
                            SPAIN - 4.60%

             31,200         Altadis SA                                                                           450,159
              2,500         Aumar                                                                                 38,166
             23,500         BCO Sant Cent Hisp                                                                   257,977
              5,083         Telefonica SA                                                                        100,707
                                                                                                        -----------------
                                                                                                                 847,009
                                                                                                        -----------------

DEAN INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2000  (UNAUDITED) - CONTINUED

                            SWEDEN - 5.06%

             16,500         Ericsson (LM)                                                                        250,934
              7,500         Pharmacia Corp.                                                                      453,130
              4,700         Pyrosequencing AB                                                                     70,258
              7,880         Skandia Insurance                                                                    156,242
                                                                                                        -----------------
                                                                                                                 930,564
                                                                                                        -----------------
                            SWITZERLAND - 2.99%

                 67         Nestle SA                                                                            139,551
                 82         Novartis AG                                                                          125,723
              2,140         UBS AG                                                                               284,772
                                                                                                        -----------------
                                                                                                                 550,046
                                                                                                        -----------------
                            UNITED STATES - 1.38%

              5,500         Mips Technologies Inc. - Class A                                                     253,000
                                                                                                        -----------------

TOTAL COMMON STOCKS (COST $19,039,769)                                                                        18,741,856
                                                                                                        -----------------
      PRINCIPAL
       VALUE                                                                                                  VALUE

                            MONEY MARKET SECURITIES - 5.65%

          1,039,336         Dreyfus Cash Management, (Cost $1,039,336)                                         1,039,336
                                                                                                        -----------------

TOTAL INVESTMENTS - 107.52%  (COST $20,079,105)                                                               19,781,192
                                                                                                        -----------------
  LIABILITIES IN EXCESS OF OTHER ASSETS - (7.52)%                                                             (1,384,092)
                                                                                                        -----------------
  TOTAL NET ASSETS - 100.0%                                                                                 $ 18,397,100
                                                                                                        =================

* Non-income producing

DEAN INTERNATIONAL VALUE FUND
DVERSIFICATION OF ASSETS:

Banking                                                                                                            7.49%
Beverages-Brewers                                                                                                  0.84%
Chemicals-Diversified                                                                                              2.56%
Computer Hardware                                                                                                  1.64%
Computer Software & Services                                                                                       3.89%
Consumer Electronics                                                                                               3.99%
Diversified Computer Products                                                                                      0.74%
Diversified Foods                                                                                                  1.80%
Drug Manufacturers                                                                                                 7.01%
Drug & Sundries - Wholesale                                                                                        0.69%
Grocery                                                                                                            4.54%
Insurance                                                                                                          5.70%
Internet & Intranet Software and Services                                                                          0.75%
Lodging                                                                                                            0.89%
Logistics & Other Transportation Services                                                                          0.21%
Media                                                                                                              0.99%
Metals & Mining                                                                                                    0.93%
Miscellaneous Electrical Products                                                                                  1.00%
Oil & Natural Gas                                                                                                  4.89%
Paper & Paper Products                                                                                             0.95%
Real Estate Development                                                                                            1.18%
Retail                                                                                                             0.98%
Semiconductors                                                                                                     2.55%
Tobacco                                                                                                            3.54%
Telecommunications                                                                                                14.80%
Utilities                                                                                                          1.81%
Wireless Communications                                                                                           15.15%
Other                                                                                                             16.03%
                                                                                                        -----------------
Total                                                                                                            107.52%
Liabilities in excess of other assets                                                                             (7.52)%
                                                                                                        -----------------
Grand Total                                                                                                      100.00%

DEAN FAMILY OF FUNDS
STATEMENT OF ASSETS & LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)
                                                         LARGE CAP         SMALL CAP         BALANCED        INTERNATIONAL

                                                         VALUE FUND       VALUE FUND           FUND           VALUE FUND

                                                       --------------------------------------------------------------------

ASSETS
Investment in securities:

  At amortized cost                                      $ 9,542,878      $ 11,963,346      $ 10,405,170      $ 20,079,105
                                                       ==============    ==============    ==============    ==============
  At value (Note 2)                                     $ 10,225,466      $ 13,368,672      $ 10,483,641      $ 19,781,192
Cash                                                          69,002                 -                 -                 -
Cash denominated in foreign currency (Cost $113,007)               -                 -                 -           113,007
Dividends and interest receivable                             11,701            31,173            71,023            32,590
Receivable for securities sold                                78,005           125,233                 -           544,375
Receivable for capital shares sold                           110,554            44,737            56,755            27,368
Organizational expenses, net (Note 2)                          4,992             4,992             4,992                 -
Net unrealized appreciation on forward foreign
  currency exchange contracts (Note 6)                             -                 -                 -           165,737
Receivable from affiliates (Note 4)                           10,705            14,571            17,472            12,063
Other assets                                                   4,391            18,208            12,821            38,515
                                                       --------------    --------------    --------------    --------------
   TOTAL ASSETS                                           10,514,816        13,607,586        10,646,704        20,714,847
                                                       --------------    --------------    --------------    --------------

LIABILITIES

Bank overdraft                                                     -            75,603           106,065           479,998
Dividends payable                                            100,684                 -                 -                 -
Payable for securities purchased                             115,082            41,719                 -         1,757,406
Payable for capital shares redeemed                           25,358           144,237             1,000            22,195
Payable to affiliates (Note 4)                                22,519            16,772            20,170            34,466
Other liabilities                                              1,978            27,884            18,405            23,682
                                                       --------------    --------------    --------------    --------------
   TOTAL LIABILITIES                                         265,621           306,215           145,640         2,317,747
                                                       --------------    --------------    --------------    --------------

NET ASSETS                                              $ 10,249,195      $ 13,301,371      $ 10,501,064      $ 18,397,100
                                                       ==============    ==============    ==============    ==============

Net Assets consist of:

Paid in capital                                            9,898,632        15,855,498        10,659,286        14,644,106
Undistributed net investment income                          (22,996)           22,334            (2,417)          (91,617)
Accumulated net realized gains (losses) from security

  transactions                                              (309,029)       (3,981,787)         (234,276)        3,976,787
Net unrealized appreciation (depreciation)
  on investments                                             682,588         1,405,326            78,471          (297,913)
Net unrealized appreciation (depreciation) on translation
  of assets and liabilities in foreign currencies                  -                 -                 -           165,737
                                                       --------------    --------------    --------------    --------------

Net Assets                                              $ 10,249,195      $ 13,301,371      $ 10,501,064      $ 18,397,100
                                                       ==============    ==============    ==============    ==============


STATEMENT OF ASSETS & LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)

PRICING OF CLASS A SHARES

Net assets applicable to Class A shares                  $ 9,852,283      $ 12,401,149       $ 9,756,540      $ 16,623,274
                                                       ==============    ==============    ==============    ==============

Shares of beneficial interest outstanding (unlimited

  numbers of shares authorized, no par value)                880,529         1,246,892           921,471           992,742
                                                       ==============    ==============    ==============    ==============

Net asset value and redemption price per share (Note 2)      $ 11.19            $ 9.95           $ 10.59           $ 16.74
                                                       ==============    ==============    ==============    ==============

Maximum offering price per share (Note 2)                    $ 11.81           $ 10.50           $ 11.18           $ 17.67
                                                       ==============    ==============    ==============    ==============

PRICING OF CLASS C SHARES

Net assets applicable to Class C shares                    $ 396,912         $ 900,222         $ 744,524       $ 1,773,826
                                                       ==============    ==============    ==============    ==============

Shares of beneficial interest outstanding (unlimited

  numbers of shares authorized, no par value)                 36,421            92,366            71,416           108,085
                                                       ==============    ==============    ==============    ==============

Net asset value, offering price, and redemption

  price per share (Note 2)                                   $ 10.90            $ 9.75           $ 10.43           $ 16.41
                                                       ==============    ==============    ==============    ==============

DEAN FAMILY OF FUNDS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)
                                                            LARGE CAP        SMALL CAP        BALANCED       INTERNATIONAL
                                                            VALUE FUND       VALUE FUND         FUND           VALUE FUND
                                                          ------------------------------------------------------------------
INVESTMENT INCOME

  Dividends (net of foreign witholding taxes of
    $14,806  for the International Value Fund)                 $ 185,781        $ 196,437        $ 64,847         $ 125,427
  Interest                                                         6,402            3,296         124,252             3,528
                                                          ---------------  ---------------  --------------   ---------------
    TOTAL INCOME                                                 192,183          199,733         189,099           128,955

EXPENSES

  Investment advisory fees (Note 4)                               51,500           70,174          50,847           120,492
  Accounting services fees (Note 4)                               11,393           11,717          11,298            10,807
  Shareholder services and transfer agent fees
      Class A (Note 4)                                             8,438            9,214           7,944             7,641
      Class C (Note 4)                                               496            1,934           1,765             1,092
  Custodian Fees                                                   4,850           10,427           6,131            25,013
  Registration fees - Common                                       2,715            2,654           2,746             2,774
  Registration fees - Class A                                      3,273            3,170               -                 -
  Registration fees - Class C                                      3,273            3,212               -                 -
  Administration Fees (Note 4)                                     6,110            7,210           6,149             9,005
  Professional fees                                               17,621           22,115          15,742            27,991
  Insurance expense                                                1,646            1,296             954               614
  Amortization of organization expenses (Note2)                    1,578            1,578           1,578                 -
  Distribution expenses - (Note 4)

  12b-1 Fees - Class A                                                 -            3,790               -                 -
  Other expenses                                                   8,638           15,692           7,661            27,700
                                                          ---------------  ---------------  --------------   ---------------
      TOTAL EXPENSES                                             121,531          164,183         112,815           233,129
  Fees reimbursed by Administrator                               (11,074)         (14,294)        (11,328)          (19,803)
  Fees waived and reimbursed by Adviser                          (13,350)         (13,600)        (18,945)           (8,126)
                                                          ---------------  ---------------  --------------   ---------------
      NET EXPENSES                                                97,107          136,289          82,542           205,200
                                                          ---------------  ---------------  --------------   ---------------

NET INVESTMENT INCOME (LOSS)                                      95,076           63,444         106,557           (76,245)
                                                          ---------------  ---------------  --------------   ---------------

REALIZED & UNREALIZED GAINS (LOSSES) Net realized gains (losses) from:

      Security transactions                                      266,711       (2,325,769)        391,359         1,756,643
      Foreign Currency transactions (Note 5)                           -                -               -          (517,314)
  Net change in unrealized appreciation/depreciation on:

      Investments                                               (201,380)       3,597,498          57,501        (5,491,703)
      Foreign Currency translation (Note 5)                            -                -               -           663,827
                                                          ---------------  ---------------  --------------   ---------------

NET REALIZED & UNREALIZED GAINS (LOSSES)

  ON INVESTMENTS & FOREIGN CURRENCIES                             65,331        1,271,729         448,860        (3,588,547)
                                                          ---------------  ---------------  --------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS

  FROM OPERATIONS                                                160,407        1,335,173         555,417        (3,664,792)
                                                          ---------------  ---------------  --------------   ---------------

DEAN FAMILY OF FUNDS
STATEMENT OF CHANGES IN NET ASSETS
                                                                 LARGE CAP VALUE FUND            SMALL CAP VALUE FUND
                                                              SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                              SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,    MARCH 31,
                                                            2000 (UNAUDITED)     2000       2000 (UNAUDITED)     2000
                                                           -----------------------------   -----------------------------
FROM OPERATIONS:

   Net investment income (loss)                                  $ 95,076           $ 254        $ 63,444       $ 227,648
   Net realized gains (losses) from security transactions         266,711        (405,221)     (2,325,769)     (1,175,621)
   Net change in net unrealized appreciation/depreciation
      on investments                                             (201,380)        770,094       3,597,498         690,309
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in net assets from operations             160,407         365,127       1,335,173        (257,664)
                                                             -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income, Class A                           (111,954)         (5,614)              -        (234,500)
   From net investment income, Class C                                  -            (291)              -         (46,481)
   From net realized gains, Class A                                     -               -               -               -
   From net realized gains, Class C                                     -               -               -               -
                                                             -------------   -------------   -------------   -------------
   Decrease in net assets from distributions

      to shareholders                                            (111,954)         (5,905)              -        (280,981)
                                                             -------------   -------------   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS:

CLASS A

   Proceeds from shares sold                                      732,376       1,812,505         275,272       2,510,418
   Net asset value of shares issued in
      reinvestment of distributions to shareholders               100,993           5,083               -         211,327
   Payments for shares redeemed                                (1,163,703)     (1,380,371)     (2,432,961)     (4,503,468)
                                                             -------------   -------------   -------------   -------------
 Net increase (decrease) in net assets from Class A

   Share transactions                                            (330,334)        437,217      (2,157,689)     (1,781,723)
                                                             -------------   -------------   -------------   -------------

CLASS C

   Proceeds from shares sold                                      108,651         386,237          29,448       1,667,134
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                     -               -               -          36,474
   Payments for shares redeemed                                  (224,217)       (383,017)     (1,583,412)     (1,745,062)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in net assets from Class C

   Share transactions                                            (115,566)          3,220      (1,553,964)        (41,454)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in assets from capital share
transactions                                                     (445,900)        440,437      (3,711,653)     (1,823,177)
                                                             -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (397,447)        799,659      (2,376,480)     (2,361,822)

NET ASSETS:

   Beginning of period/year                                    10,646,642       9,846,983      15,677,851      18,039,673
                                                             -------------   -------------   -------------   -------------
   End of period/year                                        $ 10,249,195    $ 10,646,642    $ 13,301,371    $ 15,677,851
                                                             =============   =============   =============   =============

UNDISTRIBUTED NET INVESTMENT INCOME                               (22,996)         (5,651)         22,334         (41,551)
                                                             =============   =============   =============   =============


DEAN FAMILY OF FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 LARGE CAP VALUE FUND            SMALL CAP VALUE FUND
                                                              SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                              SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,    MARCH 31,
                                                            2000 (UNAUDITED)     2000       2000 (UNAUDITED)     2000
                                                             -----------------------------   -----------------------------
CAPITAL SHARE ACTIVITY:

CLASS A

   Shares sold                                                     65,811         165,599          30,444         253,552
   Shares issued in reinvestment of distributions
      to shareholders                                               9,025             458             486          23,995
   Shares redeemed                                               (106,323)       (128,526)       (274,036)       (479,679)
                                                             -------------   -------------   -------------   -------------
   Net increase (decrease) in shares outstanding                  (31,487)         37,531        (243,106)       (202,132)
   Shares outstanding, beginning of period/year                   912,016         874,485       1,489,998       1,692,130
                                                             -------------   -------------   -------------   -------------
     Shares outstanding, end of period/year                         880,529         912,016       1,246,892       1,489,998
                                                             =============   =============   =============   =============


CLASS C

   Shares sold                                                     10,144          34,255           3,450         171,850
   Shares issued in reinvestment of distributions
      to shareholders                                                   -               -               -           4,216
   Shares redeemed                                                (21,523)        (36,767)       (177,607)       (192,399)
                                                             -------------   -------------   -------------   -------------
   Net increase (decrease) in shares outstanding                  (11,379)         (2,512)       (174,157)        (16,333)
   Shares outstanding, beginning of period/year                    47,800          50,312         266,523         282,856
                                                             -------------   -------------   -------------   -------------
   Shares outstanding, end of period/year                          36,421          47,800          92,366         266,523
                                                             =============   =============   =============   =============


DEAN FAMILY OF FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                                     BALANCED FUND                INTERNATIONAL FUND
                                                              SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                              SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,    MARCH 31,
                                                             2000 (UNAUDITED)    2000        2000 (UNAUDITED)    2000
                                                             -----------------------------   -----------------------------
 FROM OPERATIONS:

   Net investment income (loss)                                 $ 106,557       $ 229,523       $ (76,245)     $ (116,982)
   Net realized gains (losses) from:
      Sucurity transactions                                       391,359        (425,355)      1,756,643       4,227,540
      Foreign currency transactions                                     -               -        (517,314)       (153,921)
   Net change in net unrealized appreciation/depreciation on:

      Investments                                                  57,501        (315,269)     (5,491,703)      4,485,028
      Foreign currency translation                                                      -         663,827        (501,463)
                                                             -------------   -------------   -------------   -------------
 Net increase (decrease) in net assets from operations             555,417        (511,101)     (3,664,792)      7,940,202
                                                             -------------   -------------   -------------   -------------


DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income, Class A                            (98,271)       (201,579)         (6,971)              -
   From net investment income, Class C                             (6,860)        (25,340)           (714)              -
   From net realized gains, Class A                                     -               -               -        (581,344)
   From net realized gains, Class C                                     -               -               -         (71,848)
                                                             -------------   -------------   -------------   -------------
   Decrease in net assets from distributions

      to shareholders                                            (105,131)       (226,919)         (7,685)       (653,192)
                                                             -------------   -------------   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS:

CLASS A

   Proceeds from shares sold                                    3,126,803         881,512         943,553       7,315,297
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                40,810         186,364           6,410         549,618
   Payments for shares redeemed                                (2,426,211)     (2,219,190)       (589,503)       (770,188)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in net assets from Class A

   Share transactions                                             741,402      (1,151,314)        360,460       7,094,727
                                                             -------------   -------------   -------------   -------------
CLASS C

   Proceeds from shares sold                                        9,602         764,774         241,544         341,340
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                 8,900          19,107             673          54,718
   Payments for shares redeemed                                  (606,605)     (1,274,025)        (41,988)       (704,375)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in net assets from Class C

   Share transactions                                            (588,103)       (490,144)        200,229        (308,317)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in assets from capital share transactions 153,298      (1,641,458)        560,689       6,786,410
                                                             -------------   -------------   -------------   -------------

TOTAL INCREASE (DECREASE IN NET ASSETS                            603,584      (2,379,478)     (3,111,788)     14,073,420

NET ASSETS:

   Beginning of period/year                                     9,897,480      12,276,958      21,508,888       7,435,468
                                                             -------------   -------------   -------------   -------------
    End of period/year                                        $ 10,501,064     $ 9,897,480    $ 18,397,100    $ 21,508,888
                                                             =============   =============   =============   =============

UNDISTRIBUTED NET INVESTMENT INCOME                                (2,417)         (3,843)        (91,617)          7,687
                                                             =============   =============   =============   =============

DEAN FAMILY OF FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     BALANCED FUND             INTERNATIONAL VALUE FUND
                                                                SIX MONTHS       YEAR           SIX MONTHS       YEAR
                                                                  ENDED          ENDED            ENDED          ENDED
                                                              SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,    MARCH 31,
                                                             2000 (UNAUDITED)    2000        2000 (UNAUDITED)    2000
                                                             -----------------------------   -----------------------------
CAPITAL SHARE ACTIVITY:

CLASS A

   Shares sold                                                    305,940          82,833          52,481         515,105
   Shares issued in reinvestment of distributions
      to shareholders                                               4,076          18,034             343          36,326
   Shares redeemed                                               (235,483)       (220,172)        (34,806)        (58,736)
                                                             -------------   -------------   -------------   -------------
   Net increase (decrease) in shares outstanding                   74,533        (119,305)         18,018         492,695
   Shares outstanding, beginning of period/year                   846,938         966,243         974,724         482,029
                                                             -------------   -------------   -------------   -------------
   Shares outstanding, end of period/year                         921,471         846,938         992,742         974,724
                                                             =============   =============   =============   =============
CLASS C

   Shares sold                                                        957          72,970          13,990          23,272
   Shares issued in reinvestment of distributions
      to shareholders                                                 895           1,852              36           3,665
   Shares redeemed                                                (59,521)       (121,513)         (2,244)        (48,981)
                                                             -------------   -------------   -------------   -------------
   Net increase (decrease) in shares outstanding                  (57,669)        (46,691)         11,782         (22,044)
   Shares outstanding, beginning of period/year                   129,085         175,776          96,303         118,347
                                                             -------------   -------------   -------------   -------------
   Shares outstanding, end of period/year                          71,416         129,085         108,085          96,303
                                                             =============   =============   =============   =============

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                               PERIOD ENDED                                        FROM (C)
                                                                SEPTEMBER        YEAR ENDED       YEAR ENDED         INCEPTION
                                                                30, 2000          MARCH 31,        MARCH 31,          THROUGH
                                                               (UNAUDITED)          2000             1999          MARCH 31, 1997
                                                              -------------     -------------    -------------     -------------

Net asset value, beginning of period                               $ 11.11           $ 10.65          $ 12.21           $ 10.00
                                                              -------------     -------------    -------------     -------------
Income (loss) from investment operations:

   Net investment income (loss)                                       0.10              0.01             0.05              0.03
   Net realized and unrealized gains (losses)
      on investments                                                  0.11              0.46            (1.44)             2.36
                                                              -------------     -------------    -------------     -------------
Total from investment operations                                      0.21              0.47            (1.39)             2.39
                                                              -------------     -------------    -------------     -------------

Less distributions:

   From net investment income                                        (0.13)            (0.01)           (0.05)            (0.03)
   From capital gains                                                    -                 -            (0.12)            (0.15)
                                                              -------------     -------------    -------------     -------------
Total distributions                                                  (0.13)            (0.01)           (0.17)            (0.18)
                                                              -------------     -------------    -------------     -------------

Net asset value, end of period                                     $ 11.19           $ 11.11          $ 10.65           $ 12.21
                                                              =============     =============    =============     =============

Total Return  (b)                                                    1.88%             4.38%           (11.48)%          24.11%

Net assets, end of period                                        9,852,283        10,134,912        9,315,112         7,669,807
                                                              =============     =============    =============     =============

Ratio of expenses to average net assets:

   Before fee waivers and/or expense reimbursement by Adviser        2.27% (a)         2.11%            2.29%             2.72% (a)
   After fee waivers and/or reimbursements by Adviser                1.85% (a)         1.85%            1.85%             1.84% (a)

Ratio of net investment income (loss) to average net assets          1.88% (a)         0.02%            0.46%             0.30% (a)

Portfolio turnover rate                                                96% (a)           71%              55%               54% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized. (c) Represents the period from the initial Public Offering of Shares
(May 28, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
LARGE CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               PERIOD ENDED                                        FROM (C)
                                                                SEPTEMBER        YEAR ENDED       YEAR ENDED         INCEPTION
                                                                30, 2000          MARCH 31,        MARCH 31,          THROUGH
                                                               (UNAUDITED)          2000             1999          MARCH 31, 1997
                                                              -------------     -------------    -------------     -------------

Net asset value, beginning of period                               $ 10.71           $ 10.57          $ 12.16           $ 10.76
                                                              -------------     -------------    -------------     -------------
Income (loss) from investment operations:

   Net investment income (loss)                                       0.06             (0.03)           (0.02)            (0.01)
   Net realized and unrealized gains (losses)
      on investments                                                  0.13              0.18            (1.45)             1.56
                                                              -------------     -------------    -------------     -------------
Total from investment operations                                      0.19              0.15            (1.47)             1.55
                                                              -------------     -------------    -------------     -------------

Less distributions:

   From net investment income                                            -             (0.01)               -                 -
   From capital gains                                                    -                 -            (0.12)            (0.15)
                                                              -------------     -------------    -------------     -------------
Total distributions                                                      -             (0.01)           (0.12)            (0.15)
                                                              -------------     -------------    -------------     -------------

Net asset value, end of period                                     $ 10.90           $ 10.71          $ 10.57           $ 12.16
                                                              =============     =============    =============     =============

Total Return                                                         1.74%             1.38%           (12.12)%          14.63%

Net assets, end of period                                          396,912           511,730          531,871           136,237
                                                              =============     =============    =============     =============

Ratio of expenses to average net assets:

   Before fee waivers and/or expense reimbursement by Adviser        4.25% (a)         4.04%            8.53%            52.73% (a)
   After fee waivers and/or reimbursements by Adviser                2.60% (a)         2.60%            2.60%             2.59% (a)

Ratio of net investment income (loss) to average net assets          1.13% (a)         (0.22)%          (0.31)%          (0.55)%(a)

Portfolio turnover rate                                                96% (a)           71%              55%               54% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized. (c) Represents the period from the initial Public Offering of Shares
(August 19, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               PERIOD ENDED                                        FROM (C)
                                                                SEPTEMBER        YEAR ENDED       YEAR ENDED         INCEPTION
                                                                30, 2000          MARCH 31,        MARCH 31,          THROUGH
                                                               (UNAUDITED)          2000             1999          MARCH 31, 1997
                                                              -------------     -------------    -------------     -------------

Net asset value, beginning of period                                $ 8.95            $ 9.15          $ 12.84           $ 10.00
                                                              -------------     -------------    -------------     -------------
Income (loss) from investment operations:

   Net investment income (loss)                                       0.05              0.14             0.08              0.03
   Net realized and unrealized gains (losses)
      on investments                                                  0.95             (0.19)           (3.03)             3.30
                                                              -------------     -------------    -------------     -------------
Total from investment operations                                      1.00             (0.05)           (2.95)             3.33
                                                              -------------     -------------    -------------     -------------

Less distributions:

   From net investment income                                            -             (0.15)           (0.06)            (0.02)
   From capital gains                                                    -                 -            (0.68)            (0.47)
                                                              -------------     -------------    -------------     -------------
Total distributions                                                      -             (0.15)           (0.74)            (0.49)
                                                              -------------     -------------    -------------     -------------

Net asset value, end of period                                      $ 9.95            $ 8.95           $ 9.15           $ 12.84
                                                              =============     =============    =============     =============

Total Return  (b)                                                   11.17%             (0.53)%         (23.39)%          33.86%

Net assets, end of period                                       12,401,149        13,333,607       15,479,055        19,437,554
                                                              =============     =============    =============     =============

Ratio of expenses to average net assets:

   Before fee waivers and/or expense reimbursement by Adviser        2.25% (a)         1.92%            1.89%             1.98% (a)
   After fee waivers and/or reimbursements by Adviser                1.85% (a)         1.85%            1.85%             1.84% (a)

Ratio of net investment income (loss) to average net assets          1.00% (a)         1.49%            0.83%             0.35% (a)

Portfolio turnover rate                                                48% (a)           90%              79%               62% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized. (c) Represents the period from the initial Public Offering of Shares
(May 28, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
SMALL CAP VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               PERIOD ENDED                                        FROM (C)
                                                                SEPTEMBER        YEAR ENDED       YEAR ENDED         INCEPTION
                                                                30, 2000          MARCH 31,        MARCH 31,          THROUGH
                                                               (UNAUDITED)          2000             1999          MARCH 31, 1997
                                                              -------------     -------------    -------------     -------------

Net asset value, beginning of period                                $ 8.80            $ 9.05          $ 12.79           $ 10.95
                                                              -------------     -------------    -------------     -------------
Income (loss) from investment operations:

   Net investment income (loss)                                       0.01             (0.01)            0.01             (0.02)
   Net realized and unrealized gains (losses)
      on investments                                                  0.94             (0.09)           (3.03)             2.33
                                                              -------------     -------------    -------------     -------------
Total from investment operations                                      0.95             (0.10)           (3.02)             2.31
                                                              -------------     -------------    -------------     -------------

Less distributions:

   From net investment income                                            -             (0.15)           (0.04)                -
   From capital gains                                                    -                 -            (0.68)            (0.47)
                                                              -------------     -------------    -------------     -------------
Total distributions                                                      -             (0.15)           (0.72)            (0.47)
                                                              -------------     -------------    -------------     -------------

Net asset value, end of period                                      $ 9.75            $ 8.80           $ 9.05           $ 12.79
                                                              =============     =============    =============     =============

Total Return                                                        10.80%             (1.11)%         (24.00)%          21.63%

Net assets, end of period                                          900,222         2,344,244        2,560,618         1,392,036
                                                              =============     =============    =============     =============

Ratio of expenses to average net assets:

   Before fee waivers and/or expense reimbursement by Adviser        2.95% (a)         2.32%            2.70%             6.41% (a)
   After fee waivers and/or reimbursements by Adviser                2.60% (a)         2.31%            2.60%             2.59% (a)

Ratio of net investment income (loss) to average net assets          0.25% (a)         (0.31)%          0.17%            (0.42)%(a)

Portfolio turnover rate                                                48% (a)           90%              79%               62% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized. (c) Represents the period from the initial Public Offering of Shares
(August 1, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS A
FINANCIAL HIGHLIGHTS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               PERIOD ENDED                                        FROM (C)
                                                                SEPTEMBER        YEAR ENDED       YEAR ENDED         INCEPTION
                                                                30, 2000          MARCH 31,        MARCH 31,          THROUGH
                                                               (UNAUDITED)          2000             1999          MARCH 31, 1997
                                                              -------------     -------------    -------------     -------------

Net asset value, beginning of period                               $ 10.16           $ 10.75          $ 11.55           $ 10.00
                                                              -------------     -------------    -------------     -------------
Income (loss) from investment operations:

   Net investment income (loss)                                       0.10              0.28             0.19              0.17
   Net realized and unrealized gains (losses)
      on investments                                                  0.44             (0.66)           (0.56)             1.62
                                                              -------------     -------------    -------------     -------------
Total from investment operations                                      0.54             (0.38)           (0.37)             1.79
                                                              -------------     -------------    -------------     -------------

Less distributions:

   From net investment income                                        (0.11)            (0.21)           (0.19)            (0.16)
   From capital gains                                                    -                 -            (0.24)            (0.08)
                                                              -------------     -------------    -------------     -------------
Total distributions                                                  (0.11)            (0.21)           (0.43)            (0.24)
                                                              -------------     -------------    -------------     -------------

Net asset value, end of period                                     $ 10.59           $ 10.16          $ 10.75           $ 11.55
                                                              =============     =============    =============     =============

Total Return  (b)                                                    5.37%             (3.52)%          (3.22)%          18.07%

Net assets, end of period                                        9,756,540         8,606,480       10,391,582         7,262,670
                                                              =============     =============    =============     =============

Ratio of expenses to average net assets:

   Before fee waivers and/or expense reimbursement by Adviser        2.23% (a)         2.13%            2.09%             2.60% (a)
   After fee waivers and/or reimbursements by Adviser                1.85% (a)         1.85%            1.85%             1.84% (a)

Ratio of net investment income (loss) to average net assets          1.85% (a)         2.63%            1.79%             1.85% (a)

Portfolio turnover rate                                                44% (a)          196%              60%               64% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized. (c) Represents the period from the initial Public Offering of Shares
(May 28, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
BALANCED FUND - CLASS C
FINANCIAL HIGHLIGHTS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               PERIOD ENDED                                        FROM (C)
                                                                SEPTEMBER        YEAR ENDED       YEAR ENDED         INCEPTION
                                                                30, 2000          MARCH 31,        MARCH 31,          THROUGH
                                                               (UNAUDITED)          2000             1999          MARCH 31, 1997
                                                              -------------     -------------    -------------     -------------

Net asset value, beginning of period                               $ 10.00           $ 10.73          $ 11.52           $ 10.71
                                                              -------------     -------------    -------------     -------------
Income (loss) from investment operations:

   Net investment income (loss)                                       0.06             (0.22)            0.11              0.07
   Net realized and unrealized gains (losses)
      on investments                                                  0.45             (0.34)           (0.55)             0.92
                                                              -------------     -------------    -------------     -------------
Total from investment operations                                      0.51             (0.56)           (0.44)             0.99
                                                              -------------     -------------    -------------     -------------

Less distributions:

   From net investment income                                        (0.08)            (0.17)           (0.11)            (0.10)
   From capital gains                                                    -                 -            (0.24)            (0.08)
                                                              -------------     -------------    -------------     -------------
Total distributions                                                  (0.08)            (0.17)           (0.35)            (0.18)
                                                              -------------     -------------    -------------     -------------

Net asset value, end of period                                     $ 10.43           $ 10.00          $ 10.73           $ 11.52
                                                              =============     =============    =============     =============

Total Return                                                         4.27%             (5.24)%          (3.81)%           9.37%

Net assets, end of period                                          744,524         1,291,000        1,885,376         1,083,890
                                                              =============     =============    =============     =============

Ratio of expenses to average net assets:

   Before fee waivers and/or expense reimbursement by Adviser        2.60% (a)         2.74%            3.14%             7.39% (a)
   After fee waivers and/or reimbursements by Adviser                2.60% (a)         2.60%            2.60%             2.59% (a)

Ratio of net investment income (loss) to average net assets          1.11% (a)         (2.13)%          1.04%             0.99% (a)

Portfolio turnover rate                                                44% (a)          196%              60%               64% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized. (c) Represents the period from the initial Public Offering of Shares
(August 1, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
INTERNATIONAL VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               PERIOD ENDED                                        FROM (C)
                                                                SEPTEMBER        YEAR ENDED       YEAR ENDED         INCEPTION
                                                                30, 2000          MARCH 31,        MARCH 31,          THROUGH
                                                               (UNAUDITED)          2000             1999          MARCH 31, 1997
                                                              -------------     -------------    -------------     -------------

Net asset value, beginning of period                               $ 20.11           $ 12.41          $ 11.76           $ 10.00
                                                              -------------     -------------    -------------     -------------
Income (loss) from investment operations:

   Net investment income (loss)                                      (0.07)            (0.13)           (0.01)            (0.05)
   Net realized and unrealized gains (losses)
      on investments                                                 (3.29)             8.50             0.69              1.81
                                                              -------------     -------------    -------------     -------------
Total from investment operations                                     (3.36)             8.37             0.68              1.76
                                                              -------------     -------------    -------------     -------------

Less distributions:

   From net investment income                                        (0.01)                -                -                 -
   From capital gains                                                    -             (0.67)           (0.03)                -
                                                              -------------     -------------    -------------     -------------
Total distributions                                                  (0.01)            (0.67)           (0.03)                -
                                                              -------------     -------------    -------------     -------------

Net asset value, end of period                                     $ 16.74           $ 20.11          $ 12.41           $ 11.76
                                                              =============     =============    =============     =============

Total Return  (b)                                                   (16.73)%          69.26%            5.82%            17.60%

Net assets, end of period                                       16,623,274        19,605,996        5,981,899         1,295,896
                                                              =============     =============    =============     =============

Ratio of expenses to average net assets:

   Before fee waivers and/or expense reimbursement by Adviser        2.41% (a)         2.89%            4.25%            16.66% (a)
   After fee waivers and/or reimbursements by Adviser                2.09% (a)         2.09%            2.09%             2.04% (a)

Ratio of net investment income (loss) to average net assets         (0.75)%(a)         (0.82)%          (0.70)%          (1.30)%(a)

Portfolio turnover rate                                               165% (a)          157%             100%              109% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized. (c) Represents the period from the initial Public Offering of Shares
(October 31, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
INTERNATIONAL VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               PERIOD ENDED                                           FROM (C)
                                                                SEPTEMBER        YEAR ENDED       YEAR ENDED         INCEPTION
                                                                30, 2000          MARCH 31,        MARCH 31,          THROUGH
                                                               (UNAUDITED)          2000             1999          MARCH 31, 1997
                                                              -------------     -------------    -------------     -------------

Net asset value, beginning of period                               $ 19.76           $ 12.28          $ 11.72            $ 9.89
                                                              -------------     -------------    -------------     -------------
Income (loss) from investment operations:

   Net investment income (loss)                                      (0.11)            (0.24)           (0.10)            (0.04)
   Net realized and unrealized gains (losses)
      on investments                                                 (3.23)             8.43             0.69              1.87
                                                              -------------     -------------    -------------     -------------
Total from investment operations                                     (3.34)             8.19             0.59              1.83
                                                              -------------     -------------    -------------     -------------

Less distributions:

   From net investment income                                        (0.01)                -                -                 -
   From capital gains                                                    -             (0.71)           (0.03)                -
                                                              -------------     -------------    -------------     -------------
Total distributions                                                  (0.01)            (0.71)           (0.03)                -
                                                              -------------     -------------    -------------     -------------

Net asset value, end of period                                     $ 16.41           $ 19.76          $ 12.28           $ 11.72
                                                              =============     =============    =============     =============

Total Return                                                        (16.92)%          68.54%            5.07%            18.50%

Net assets, end of period                                        1,773,826         1,902,892        1,453,569            87,249
                                                              =============     =============    =============     =============

Ratio of expenses to average net assets:

   Before fee waivers and/or expense reimbursement by Adviser        2.55% (a)         3.53%            5.91%            58.89% (a)
   After fee waivers and/or reimbursements by Adviser                2.55% (a)         2.71%            2.84%             2.82% (a)

Ratio of net investment income (loss) to average net assets         (1.21)%(a)         (1.61)%          (1.23)%          (1.94)%(a)

Portfolio turnover rate                                               165% (a)          157%             100%              109% (a)

(a) Annualized
(b) Total returns shown exclude the effect of applicable sales loads and are not annualized. (c) Represents the period from the initial Public Offering of Shares
(November 6, 1997) through March 31, 1998.

DEAN FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000 (UNAUDITED)

1.       ORGANIZATION

The Dean Family of Funds (the Trust) is registered under the Investment Company Act of 1940, as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated December 18, 1996. The Trust has established four fund series: the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Value Fund (the Funds). The Trust was capitalized on March 17, 1997, when the initial shares of each Fund (except for the International Value Fund) were purchased at $10.00 per share. The initial public offering of shares of the International Value Fund commenced on October 13, 1997. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares.

THE LARGE CAP VALUE FUND -seeks to provide capital appreciation and dividend income over the long-term by investing primarily in the common stocks of large companies.

THE SMALL CAP VALUE FUND -seeks to provide capital appreciation by investing primarily in the common stocks of small companies.

THE BALANCED FUND -seeks to preserve capital while producing a high total return by allocating its assets among equity securities, fixed-income securities and money market instruments.

THE INTERNATIONAL VALUE FUND- seeks to provide long-term capital growth by investing primarily in the common stocks of foreign companies.

The Funds each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 5.25% and a distribution fee of up to 0.25% of the average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. With respect to the International Value Fund, the U.S. dollar value of foreign securities and forward foreign currency exchange contracts is determined using spot and forward currency exchange rates, respectively, supplied by a quotation service.

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The redemption price per share of Class A shares and Class C shares of each Fund is equal to net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders - The Large Cap Value Fund, the Balanced Fund and the International Value Fund each expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Small Cap Value Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Allocation between classes - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund.

Organization expenses - Expenses of the organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of redemption.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.

Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net investment income (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2000:

                                                       LARGE CAP          SMALL CAP           BALANCED         INTERNATIONAL
                                                       VALUE FUND         VALUE FUND            FUND             VALUE FUND

Gross unrealized appreciation.....................   $  1,126,507       $  2,513,395      $   812,216         $   1,654,067
GROSS UNREALIZED DEPRECIATION.....................       (443,919)        (1,108,069)        (733,745)           (1,951,980)
                                                     ------------       ------------      -----------       ---------------
NET UNREALIZED APPRECIATION (DEPRECIATION)........   $    682,588       $  1,405,326      $    78,471         $    (297,913)
                                                     ============       ============     ============       ===============


FEDERAL INCOME TAX COST...........................   $  9,542,877       $ 11,963,346      $10,405,169         $  20,079,105
                                                     ============       ============      ===========         =============

3. INVESTMENT TRANSACTIONS

Investment transactions, other than short-term investments, were as follows for the six months ended September 30, 2000:

                                                       LARGE CAP          SMALL CAP          BALANCED        INTERNATIONAL
                                                       VALUE FUND         VALUE FUND           FUND            VALUE FUND

PURCHASES OF PORTFOLIO SECURITIES..................  $ 4,788,393        $   3,414,840      $ 2,076,815      $  14,878,122
                                                     ===========        =============      ===========      =============
PROCEEDS FROM SALES AND MATURITIES OF PORTFOLIO
SECURITIES                                           $ 5,741,287        $   7,153,874      $ 2,218,834      $  13,843,765
                                                     ===========        =============      ===========      =============


4. TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of C.H. Dean & Associates, Inc. (the Advisor) or of Unified Fund Services (UFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT

The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets for the Large Cap Value Fund, the Small Cap Value Fund and the Balanced Fund and 1.25% of the average daily net assets for the International Value Fund.

Newton Capital Management Ltd. (Newton Capital) has been retained by the Adviser to manage the investments of the International Value Fund. The Adviser (not the Fund) pays Newton Capital a fee for its services equal to the rate of 0.50% of the Fund's average daily net assets.

In order to voluntarily reduce operating expenses during the six months ended September 30, 2000 the Adviser waived $13,350 of its advisory fees for the Large Cap Value Fund; waived $13,600 of its advisory fee for the Small Cap Value Fund; waived $18,945 advisory fees for the Balanced Fund; and waived $8,126 of its advisory fees for the International Value Fund.

ADMINISTRATION AGREEMENT

Under the terms of a Mutual Fund Services Agreement, UFS serves as administrative services agent for the Trust. UFS supplies non-investment related administrative and compliance services for the Funds. UFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, UFS receives a monthly fee from each Fund at an annual rate of 0.09% on its

4.TRANSACTIONS WITH AFFILIATES (CONTINUED)

average daily net assets up to $100 million, 0.06% on the next $150 million of such net assets, and 0.05% on such net assets in excess of $250 million, subject to a $1,250 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT

Under the terms of the Mutual Fund Services Agreement, UFS serves as transfer agent and shareholder services agent for the Trust. UFS maintains the records of each shareholder's account, answers shareholder's inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, UFS receives a monthly fee based on the number of shareholder accounts in each class of each Fund, subject to a $1,000 minimum monthly fee for each class of shares of a Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Mutual Fund Services Agreement, UFS serves as accounting services agent for the Trust. UFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, UFS receives a monthly fee from each Fund at a rate of 0.05% of its average daily net assets up to $100 million, 0.04% of the next $150 million of such net assets, and 0.03% of such net assets in excess of $250 million, subject to a $26,000 minimum annual fee for each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by UFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

2480 Securities LLC (the Underwriter), an affiliate of the Adviser, serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $8, $16, $1,211 and $394 from underwriting and broker commissions on the sale of shares of the Large Cap Value Fund, the Small Cap Value Fund, the Balanced Fund, and the International Value Fund, respectively, during the six months ended September 30, 2000.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan), which provides for two categories of payments. First, the Class C Plan provides for the payment to the Underwriter of an account maintenance fee, in an amount equal to an annual rate of 0.25% of a Fund's average daily net assets attributable to Class C shares. In addition, the Class C shares may directly incur or reimburse the Underwriter in an amount not to exceed 0.75% per annum of a Fund's average daily net assets attributable to Class C shares for certain distribution-related expenses incurred in the distribution and promotion of the Fund's Class C shares.

5. FOREIGN CURRENCY TRANSLATION

With respect to the International Value Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

5. FOREIGN CURRENCY TRANSLATION - CONTINUED

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchanges or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

6. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Value Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translations rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of September 30, 2000, the International Value Fund had forward foreign currency exchange contracts outstanding as follows:

                                                                                                             NET UNREALIZED

                      SETTLEMENT                       TO RECEIVE         INITIAL            MARKET           APPRECIATION
                         DATE                         (TO DELIVER)        VALUE               VALUE          (DEPRECIATION)

CONTRACTS TO SELL

   12/15/00...................................        (769,209) EUR   $ (658,443)        $ (681,401)           $  (22,957)
   12/15/00...................................        (243,598) GBP     (368,418)          (164,177)              204,241
   12/15/00...................................     (37,100,000) JPY     (348,308)          (348,005)                  303
   12/15/00...................................     (32,800,000) JPY     (318,447)          (307,670)               10,776
                                                                         -------            -------               -------
TOTAL SELL CONTRACTS..........................                        (1,693,616)        (1,501,253)              192,363
                                                                       ---------          ---------               -------

CONTRACTS TO BUY

   10/02/00...................................          41,553   EUR      36,695             36,668                   (27)
   12/15/00...................................         372,864   EUR     355,651            330,300               (25,351)
   10/02/00...................................      10,538,936   JPY      97,900             97,529                  (371)
   12/15/00...................................      69,315,000   JPY     650,753            650,187                  (566)
   12/15/00...................................      38,050,000   JPY     357,227            356,916                  (311)
                                                                         -------            -------                ------
TOTAL BUY CONTRACTS...........................                         1,498,226          1,471,600               (26,626)
                                                                       ---------          ---------                ------

NET CONTRACTS.................................                       $  (195,390)         $ (29,653)            $ 165,737
                                                                     ===========          =========             =========


EUR -  Euro dollar
GBP -  British Pound Sterling
JPY -   Japanese Yen